    As filed with the Securities and Exchange Commission on February 22, 2007
                                                     1933 Act File No. 333-
                                                     1940 Act File No. 811-21973


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

                             REGISTRATION STATEMENT
                     UNDER THE SECURITIES ACT OF 1933 [ ]
                       PRE-EFFECTIVE AMENDMENT NO.    [ ]
                      POST-EFFECTIVE AMENDMENT NO. 1  [X]

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                  AMENDMENT NO. 4    [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

         EATON VANCE TAX-MANAGED GLOBAL DIVERSIFIED EQUITY INCOME FUND
               --------------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 482-8260
        -----------------------------------------------------------------

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     NAME AND ADDRESS (OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:

    MARK P. GOSHKO, ESQ.                             SARAH E. COGAN, ESQ.
KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP    SIMPSON THACHER & BARTLETT LLP
  STATE STREET FINANCIAL CENTER                        425 LEXINGTON AVE
    ONE LINCOLN STREET
 BOSTON, MASSACHUSETTS 02111                          NEW YORK, NEW YORK 10007


      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

      [X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement for the same offering is 333-138318.

      If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

      It is proposed that this filing will become effective (check appropriate box): [ ] when declared effective pursuant to Section 8(c)

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                              PROPOSED          PROPOSED
                                         AMOUNT BEING         MAXIMUM            MAXIMUM            AMOUNT OF
                                          REGISTERED          OFFERING          AGGREGATE       REGISTRATION FEES
TITLE OF SECURITIES BEING REGISTERED          (1)          PRICE PER UNIT    OFFERING PRICE          (1)(2)
                                                                (1)                (1)
Common Shares of Beneficial                15,000,000          $20.00          $300,000,000         $9,210.00
Interest, $0.01 par value

(1) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

(2) Includes Shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

                      ------------------------------------

      This Registration Statement is being filed by the Eaton Vance Tax-Managed Global Diversified Equity Income Fund (the "Registrant") pursuant to Rule 462(b) promulgated under the Securities Act of 1933, as amended. The Registrant hereby incorporates by reference into this Registration Statement the content of the Registrant's Registration Statement on Form N-2 and all amendments thereto (File No. 333-138318) declared effective on February 22, 2007 by the Securities and Exchange Commission (the "Commission") including each of the documents filed by the Registrant with the Commission therein.

                                     NOTICE


     A copy of the Agreement and Declaration of Trust of Eaton Vance Tax-Managed Global Diversified Equity Income Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

      Pursuant to requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on the 22nd day of February 2007.

                  EATON VANCE TAX-MANAGED GLOBAL DIVERSIFIED EQUITY INCOME FUND


                                             By:   /s/ Alan R. Dynner
                                                   --------------------------
                                                   Alan R. Dynner
                                                   Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    Signature                                        Title                             Date
                    ---------                                        -----                             ----
Duncan W. Richardson*                                    President and Chief                       February 22, 2007
--------------------------------------------             Executive Officer
Duncan W. Richardson

Barbara E. Campbell*                                     Treasurer (and Principal Financial        February 22, 2007
--------------------------------------------             and Accounting Officer)
Barbara E. Campbell

James B. Hawkes*                                         Trustee                                   February 22, 2007
--------------------------------------------
James B. Hawkes

Benjamin C. Esty*                                        Trustee                                   February 22, 2007
--------------------------------------------
Benjamin C. Esty

Samuel L. Hayes, III*                                    Trustee                                   February 22, 2007
--------------------------------------------
Samuel L. Hayes, III

William H. Park*                                         Trustee                                   February 22, 2007
--------------------------------------------
William H. Park

Ronald A. Pearlman*                                      Trustee                                   February 22, 2007
--------------------------------------------
Ronald A. Pearlman

Norton H. Reamer*                                        Trustee                                   February 22, 2007
--------------------------------------------
Norton H. Reamer

Lynn A. Stout*                                           Trustee                                   February 22, 2007
--------------------------------------------
Lynn A. Stout

Ralph F. Verni*                                          Trustee                                   February 22, 2007
--------------------------------------------
Ralph F. Verni


* By: /s/ Alan R. Dynner
-------------------------------------
Alan R. Dynner (As Attorney in-fact)